Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Jan. 31, 2020	May 06, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Options granted			141,928	137,010	119,925
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares repurchased		97,577
Transaction costs		$ 3,326
Shares repurchased under the plan		349,965
Subsequent Event [Member] | Global Share Incentive Plan (2013) [Member]
Subsequent Event [Line Items]
Options granted	148,426
RSUs granted	$ 86,000